Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 19,713	$ 9,174	$ 10,337
Other comprehensive income (loss):
Net unrealized gains arising during the period, net of tax expense of $1,058, $840 and $834, respectively	1,966	1,561	1,550
Less: reclassification adjustment for net gains on sales realized in net income, net of tax expense of $624, 865 and 673, respectively	(1,159)	(1,607)	(1,250)
Unrealized investment gains (losses), net of tax expense (benefit) of $434, $(25) and $161, respectively	807	(46)	300
Change in unfunded pension liability, net of tax (benefit) expense of $(2,916), $109 and $421, respectively	(5,415)	202	782
Total comprehensive income	$ 15,105	$ 9,330	$ 11,419